Income and Social Contribution Taxes (Details) - Schedule of Income and Social Contribution Tax Expenses - BRL (R$) R$ in Thousands		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Income and Social Contribution Tax Expenses [Abstract]
Income before income and social contribution taxes		R$ 191,515	R$ 281,709	R$ 637,317
Combined nominal rate of income tax and social contribution taxes – %		34.00%	34.00%	34.00%
Net combined nominal rate of income tax and social contribution taxes		R$ (65,115)	R$ (95,781)	R$ (216,688)
Share of loss in a Joint Venture		(20)	(24)	(11)
Management bonus		(596)	(639)	(2,805)
Fair value variation of accounts receivable from sale of farms		(657)	5,821	(1,322)
Nondeductible expenses		(140)
Recognition of deferred taxes		(307)	(1,459)
Net effect of subsidiaries taxed whose profit is computed as a percentage of gross revenue (*)	[1]	96,914	81,133	92,226
Other permanent addition/exclusion		5,273	(2,224)	11,383
Income and social contribution taxes for the year		35,352	(13,173)	(117,217)
Current		(23,474)	(53,224)	(41,023)
Deferred		58,826	40,051	(76,194)
Income and social contribution taxes for the year		R$ 35,352	R$ (13,173)	R$ (117,217)
Effective tax rate		18.00%	(5.00%)	(18.00%)

[1]	For some of our real estate subsidiaries, profit tax is measured based on the regime whereby profit is computed as a percentage of gross revenue, i.e., income tax is determined on a simplified base to calculate the taxable profit (32% for lease revenues, 8% for sale of farms and 100% for other earnings). This results effectively in taxing the profit of subsidiaries at a rate lower than if taxable income were based on accounting records.